Cover	Sep. 30, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2025
Entity File Number	333-43005-01
Entity Registrant Name	PARK OHIO INDUSTRIES INC/OH
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-6520107
Entity Address, Address Line One	6065 Parkland Boulevard,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	(440)
Local Phone Number	947-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001068148